Document and Entity Information	Jul. 26, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 26, 2023
Entity File Number	001-35573
Entity Registrant Name	TRONOX HOLDINGS PLC
Entity Central Index Key	0001530804
Entity Incorporation, State or Country Code	X0
Entity Tax Identification Number	98-1467236
Entity Address, Address Line One	263 Tresser Boulevard, Suite 1100
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06901
City Area Code	203
Local Phone Number	705-3800
Title of 12(b) Security	Ordinary shares, par value $0.01 per share
Trading Symbol	TROX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false